Trade and other receivables, net - Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables, net
Trade receivables, gross		$ 181,968	$ 226,112
Other receivables, gross		183,054	182,137
Allowance for expected credit losses (b)		(9,717)	(10,006)	$ (10,089)
Other Receivables		173,337	172,131
Total trade and other receivables, net		333,177	376,227
Trade and other receivables, net		230,830	287,712
Trade and other receivables, net		102,347	88,515
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross		46,612	78,860
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross		20,569	9,275
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross		62,373	44,014
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	[1]	6,073	6,247
Other receivables, gross		2,312	2,967
Other [Member]
Trade and other receivables, net
Other receivables, gross		475	743
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables, gross		34,185	43,311
Allowance for expected credit losses (b)		(1,384)	(1,384)	$ (1,384)	$ (1,384)
Other Receivables		32,801	41,927
Total trade and other receivables, net		49,720	42,610
Trade and other receivables, net		28,044	18,962
Trade and other receivables, net		21,676	23,648
Minera Yanacocha SRL and subsidiary [Member] | Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross		16,919	683
Minera Yanacocha SRL and subsidiary [Member] | Advances to suppliers [Member]
Trade and other receivables, net
Other Receivables		7,095	9,872
Minera Yanacocha SRL and subsidiary [Member] | Tax claims [Member]
Trade and other receivables, net
Other Receivables		386	3,946
Minera Yanacocha SRL and subsidiary [Member] | Related entities [Member]
Trade and other receivables, net
Other Receivables		2,300	598
Minera Yanacocha SRL and subsidiary [Member] | Other [Member]
Trade and other receivables, net
Other Receivables		2,728	5,247
Minera Yanacocha SRL and subsidiary [Member] | Credit of tax on net assets [Member]
Trade and other receivables, net
Other Receivables		$ 21,676	$ 23,648

[1]	(b)Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.